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                  SECURITIES AND EXCHANGE COMMISSION

                         Washington, D.C.  20549

                                Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.  38  (File Number 2-57328)          X

                              and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.  30  (File Number 811-2686)                        X

IDS TAX-EXEMPT BOND FUND, INC.
IDS Tower 10, Minneapolis, Minnesota  55440-0010

Leslie L. Ogg, 901 Marquette Avenue, Suite 2810,
Minneapolis, Minnesota 55440-0010
(612) 330-9283

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
  X immediately upon filing pursuant to paragraph (b) on (date) pursuant to paragraph (b)
_____60 days after filing pursuant to paragraph (a)(i)
     on (date) pursuant to paragraph (a)(i)
_____75 days after filing pursuant to paragraph (a)(ii)
_____on (date) pursuant to paragraph (a)(ii) of rule 485

If appropriate, check the following box:
_____This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

________________________________________________________________________________
________________________________________________________________________________
                                     Proposed       Proposed
Title of                             Maximum        Maximum
Securities           Amount          Offering       Aggregate      Amount of
Being                Being           Price per      Offering       Registration
Registered           Registered      Unit           Price          Fee
________________________________________________________________________________
Capital Stock
of $.01 par
value per share      Indefinite*     N/A             N/A            N/A

Capital Stock
of $.01 par
value per share      6,753,947       $4.31           $29,109,510    $100
________________________________________________________________________________

*Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The Rule 24f-2 Notice for Registrant's most recent fiscal year ended November 30, 1995 will be filed on or about January 25, 1996.
PAGE 2

1. Computed under Rule 457(d) on the basis of the offering price per share at the close of business on January 17, 1996.

2. Registrant elects to calculate the maximum aggregate offering price pursuant to Rule 24e-2. $305,496,313 of shares were redeemed during the fiscal year ended November 30, 1995. $276,386,803 of shares was used for reductions pursuant to paragraph (c) of Rule 24f-2 during the current year. $29,109,510 of shares is the amount of redeemed shares used for reduction in this amendment.
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                            SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, IDS Tax-Exempt Bond Fund, Inc., certifies that it meets the requirements for the effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and the State of Minnesota on the 22nd day of January 1996.


IDS TAX-EXEMPT BOND FUND, INC.


By
        Melinda S. Urion, Treasurer

By /s/  William R. Pearce**
        William R. Pearce, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following persons in the capacities indicated on the 22nd day of January 1996.

Signature                               Capacity

                                        President,
/s/  William R. Pearce**                Principal Executive
     William R. Pearce                  Officer and Director


/s/  Lynne V. Cheney*                   Director
     Lynne V. Cheney


/s/  William H. Dudley*                 Director
     William H. Dudley


/s/  Robert F. Froehlke*                Director
     Robert F. Froehlke


/s/  David R. Hubers*                   Director
     David R. Hubers


/s/  Heinz F. Hutter*                   Director
     Heinz F. Hutter


/s/  Anne P. Jones*                     Director
     Anne P. Jones
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Signature                               Capacity

/s/  Donald M. Kendall*                 Director
     Donald M. Kendall


/s/  Melvin R. Laird*                   Director
     Melvin R. Laird


/s/  Lewis W. Lehr*                     Director
     Lewis W. Lehr


/s/  Edson W. Spencer*                  Director
     Edson W. Spencer


/s/  John R. Thomas*                    Director
     John R. Thomas


/s/  Wheelock Whitney*                  Director
     Wheelock Whitney


/s/  C. Angus Wurtele*                  Director
     C. Angus Wurtele

*Signed pursuant to Directors' Power of Attorney dated Nov. 10,
1994, filed electronically as Exhibit 18(a) to Registrant's Post-
Effective Amendment No. 34 by:



____________________________
Leslie L. Ogg

**Signed pursuant to Officers' Power of Attorney dated June 1, 1993 filed electronically as Exhibit 17(b) to Registrant's Post-
Effective Amendment No. 31 by:



____________________________
Leslie L. Ogg